Deferred Tax Liabilities - Summary of Movement in Deferred Tax Liabilities (Details)	12 Months Ended
Feb. 28, 2021 USD ($)
Disclosure Of Deferred Tax Liabilities [Line Items]
Deferred tax liabilities recognised in profit or loss	$ 1,714,928
Deferred tax liabilities, ending balance	1,714,928
Intangible Assets
Disclosure Of Deferred Tax Liabilities [Line Items]
Deferred tax liabilities recognised in profit or loss	1,667,928
Deferred tax liabilities, ending balance	1,667,928
Plant and Equipment
Disclosure Of Deferred Tax Liabilities [Line Items]
Deferred tax liabilities recognised in profit or loss	47,000
Deferred tax liabilities, ending balance	$ 47,000